Note 7 - Obligations Under Capital Leases (Tables)	9 Months Ended	24 Months Ended	33 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012
Schedule of Debt [Table Text Block]
	December 31, 2011	December 31, 2010

Obligation under capital lease to acquire specific equipment in monthly payments of $1,326 including interest at 10% per annum, expiring in November 2013	$21,197	$42,023
Obligation under capital lease to acquire specific equipment in monthly payments of $7,212 including interest at 10% per annum, expiring in October 2013	156,359	182,936
	177,556	224,959
Less: current portion	(94,377)	(79,082)
	$83,179	$145,877

Cash received from convertible promissory notes	$50,000
Derivative loss on inception date	203,868
Fair value of convertible promissory notes on inception date	253,868
Change in fair value	(86,052)
Fair value as at September 30, 2012	$167,816

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Within one year	$139,642
$139,642

2012	$108,231
2013	87,303
195,534
Less: imputed interest	(17,978)

$177,556